Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	For the Years Ended December 31,
	2015	2014	2013
Current:
Federal	$1,056,002	$1,833,069	$380,143
State	285,699	267,904	164,491
Total Current Tax Expense	1,341,701	2,100,973	544,634
Deferred:
Federal	722,699	192,051	784,814
State	2,699	10,144	10,936
Total Deferred Tax Expense	725,398	202,195	795,750
Total Income Tax Expense	$2,067,099	$2,303,168	$1,340,384

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Years Ended December 31,
	2015	2014	2013
Tax at Statutory Income Tax Rate	$2,782,229	$2,758,729	$1,744,725
State Tax and Other	(41,986)	66,738	45,761
Tax Exempt Interest	(684,708)	(534,325)	(425,450)
Valuation Allowance	11,564	12,026	(24,652)
Total Income Tax Expense	$2,067,099	$2,303,168	$1,340,384

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2015 and 2014 are presented below.

	At December 31,
	2015	2014
Deferred Tax Assets:
Deferred Compensation	$558,870	$521,256
Provision For Loan Losses	2,846,867	2,872,552
Other Real Estate Owned	1,004,332	1,194,141
Net Fees Deferred For Financial Reporting	112,782	114,924
Non-accrual Interest	—	431,696
Net Operating Losses	231,775	220,211
Other	205,009	207,423
Total Gross Deferred Tax Assets	4,959,635	5,562,203
Less: Valuation Allowance	(231,775)	(220,211)
Net Deferred Tax Assets	4,727,860	5,341,992
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,630	114,510
Depreciation	420,568	288,157
Other	42,271	63,536
Unrealized Gain on Securities Available for Sale	2,604,222	3,347,240
Total Gross Deferred Tax Liability	3,181,691	3,813,443
Net Deferred Tax Asset	$1,546,169	$1,528,549